THE ADVISORS' INNER CIRCLE FUND III (THE "TRUST")

                      NOMURA HIGH YIELD FUND (THE "FUND")

                     SUPPLEMENT DATED JUNE 30, 2016 TO THE
              PROSPECTUS DATED JANUARY 28, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At the recommendation of Nomura Asset Management U.S.A. Inc. ("NAM USA"), the Fund's investment adviser, the Board of Trustees of the Trust has approved a reduction of the level at which NAM USA has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 0.65% to 0.575% of the average daily net assets of the Fund.

Accordingly, effective immediately, the Fund's Prospectus is amended and supplemented as follows:

1.   In the "Fund Fees and Expenses" summary section:

     a) The "Annual Fund Operating Expenses" table on page 1 is deleted and replaced with the following:

--------------------------------------------------------------------------------
Management Fees                                                         0.50%
--------------------------------------------------------------------------------
Other Expenses                                                          2.45%
                                                                       -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                    2.95%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                      (2.37)%
                                                                       -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
Reductions and/or Expense Reimbursements(1)                             0.58%(2)
--------------------------------------------------------------------------------

(1) Nomura Asset Management U.S.A. Inc. ("NAM USA" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018.

(2)  Rounded to 0.58%.

     b) The "Example" table on page 2 is deleted and replaced with the following:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                   $59         $546       $1,210      $2,992



2. The third paragraph under the "Investment Adviser" heading on page 19 is deleted and replaced with the following:

For its services to the Fund, NAM USA is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Fund. NAM USA has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018. For the fiscal period from the Reorganization on December 8, 2014 to September 30, 2015, NAM USA received advisory fees (after reductions and expense reimbursements), stated as a percentage of the Fund's average daily net assets, at an annual rate of 0% from the Fund.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 NAM-SK-002-0100

               THE ADVISORS' INNER CIRCLE FUND III (THE "TRUST")

                      NOMURA HIGH YIELD FUND (THE "FUND")

                     SUPPLEMENT DATED JUNE 30, 2016 TO THE
     STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2016 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


At the recommendation of Nomura Asset Management U.S.A. Inc. ("NAM USA"), the Fund's investment adviser, the Board of Trustees of the Trust has approved a reduction of the level at which NAM USA has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 0.65% to 0.575% of the average daily net assets of the Fund.

Accordingly, effective immediately, the Fund's SAI is amended and supplemented as follows:

The fourth paragraph under "The Adviser" heading on page 27 is deleted and replaced with the following:

ADVISORY FEES PAID TO THE ADVISER. For its services to the Fund, NAM USA is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the average daily net assets of the Fund. NAM USA has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 NAM-SK-003-0100